Stockholders' Equity - Stock Options (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0	0
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of stock options granted (in dollars per share)			$ 14.67
Risk-free interest rate	1.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	41.30%
Dividend yield (in percent)	0.00%
Weighted-average expected life	7 years
Total intrinsic value of options exercised	$ 6	$ 2	$ 1